Fees Summary	Jun. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 587,058,814.00
Previously Paid Amount	13,810.00
Total Fee Amount	81,072.82
Total Offset Amount	0.00
Net Fee	$ 67,262.82
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A